Other disclosures - Credit default swaps (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Debt Instruments
Financial liabilities, at fair value	€ (623)	€ (905)
Hedging derivatives, category | Spain | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0	0
Financial assets, at fair value	0	0
Hedging derivatives, category | Spain | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0	0
Financial assets, at fair value	0	0
Hedging derivatives, category | Spain | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	611	546
Financial liabilities, at fair value	(14)	(13)
Hedging derivatives, category | Spain | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0	0
Financial assets, at fair value	0	0
Hedging derivatives, category | Spain | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	315	273
Financial assets, at fair value	12	9
Hedging derivatives, category | Spain | Net Bought Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	296	273
Hedging derivatives, category | Spain | Net Sold Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial liabilities, at fair value	(2)	(4)
Hedging derivatives, category | PORTUGAL | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0	0
Financial assets, at fair value	0	0
Hedging derivatives, category | PORTUGAL | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial assets, at fair value	0	0
Hedging derivatives, category | PORTUGAL | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0	0
Financial assets, at fair value	0	0
Hedging derivatives, category | PORTUGAL | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	52	52
Financial assets, at fair value	0	0
Hedging derivatives, category | PORTUGAL | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0	0
Financial assets, at fair value	0	0
Hedging derivatives, category | PORTUGAL | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0	0
Financial assets, at fair value	0	0
Hedging derivatives, category | PORTUGAL | Net Bought Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	52	52
Hedging derivatives, category | ITALY | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	327	326
Financial liabilities, at fair value	(2)	(3)
Hedging derivatives, category | ITALY | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	220	220
Financial liabilities, at fair value	(5)	(4)
Hedging derivatives, category | ITALY | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	205	206
Financial assets, at fair value	1	2
Hedging derivatives, category | ITALY | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	110	11
Financial assets, at fair value	1	0
Hedging derivatives, category | ITALY | Net Bought Position | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	122	120
Hedging derivatives, category | ITALY | Net Bought Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	110	209
Hedging derivatives, category | ITALY | Net Sold Position | Sovereign Risk | Credit default swap
Debt Instruments
Financial liabilities, at fair value	(1)	(1)
Hedging derivatives, category | ITALY | Net Sold Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial liabilities, at fair value	(4)	€ (4)
Hedging derivatives, category | GREECE | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | GREECE | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Other Counterparties Risk | Credit default swap
Debt Instruments
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Bought | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Bought | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Sold | Sovereign Risk | Credit default swap
Debt Instruments
Notional amount	0
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Sold | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	6
Financial assets, at fair value	0
Hedging derivatives, category | IRELAND | Net Sold Position | Other Counterparties Risk | Credit default swap
Debt Instruments
Notional amount	€ (6)